Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of fair value of the identifiable assets and liabilities acquisition date	The fair value of the identifiable assets and liabilities of the Company on the acquisition date:
Fair value
USD in thousands

Cash and cash equivalents	606
Restricted bank deposit	859
Trade receivables	10,480
Other receivables	2,703
Contract assets	682
Property, plant and equipment	489
Right-of-use assets	2,657
Deferred taxes *	1,688
Intangible assets	7,093

27,257

Bank credit *	727
Trade payables	1,775
Other payables	5,380
Lease liabilities	2,657
Liabilities for government grants *	352
Deferred tax liability	1,985
Loan from bank	108
Employee benefit liabilities	772

13,756

Net identifiable assets	13,501

Non-controlling interests	(1,427)
Goodwill arising on acquisition *	14,494

Total purchase cost	26,568
*	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.

Fair value
USD in thousands

Cash and cash equivalents	387
Trade receivables	7,735
Other receivables	614
Inventories	644
Deferred taxes*	1,720
Property, plant and equipment	267
Right-of-use assets	2,381
Intangible assets	16,220

29,968

Bank credit	9,894
Trade payables	4,101
Other payables	1,130
Deferred tax liability *	2,729
Lease liabilities	2,381
Loan from bank	4,063
Employee benefit liabilities	58

24,356

Net identifiable assets	5,612

Issue expenses classified to equity	103
Goodwill arising on acquisition *	17,057

Total purchase cost	22,772

Schedule of consideration	Consideration:
USD in thousands

Shares issued at fair value	23,577
Options issued at fair value	2,991

Total consideration	26,568
USD in thousands

Cash	13,013
Shares issued at fair value	9,759

Total consideration	22,772

Schedule of cash outflow/inflow on the acquisition	Cash outflow/inflow on the acquisition:
USD in thousands

Cash and cash equivalents acquired with the acquiree at the acquisition date	606
Cash paid	-

Net cash	606
USD in thousands

Cash and cash equivalents acquired with the acquiree at the acquisition date	(387)
Cash paid	13,013

Net cash	12,626